Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 2,948	$ 14,685
Statement [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock par value	$ 0.01	$ 0.01
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	432,654,477	424,762,244
Common stock shares outstanding	432,654,477	424,762,244
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	21,000,000	11,000,000
Series A Preferred Stock [Member]
Statement [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0